June 24, 2016

United States Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Resource Credit Income Fund

Ladies and Gentlemen:

On behalf of Resource Credit Income Fund (the “Trust”), we hereby file a preliminary proxy statement pursuant to Schedule 14A under the Securities Exchange Act of 1934.  The proxy relates to the approval of a new investment advisory agreement between the Trust and Resource Financial Fund Management, Inc.

Please call the undersigned at 614-469-3280 with any comments or questions.

Very truly yours,

/s/ Craig A. Foster

Craig A. Foster

Craig.Foster@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3280